Share-based payments (Tables)	3 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangements [Abstract]
Disclosure of reconciliation of other equity instruments	The following tables summarize the data relating to BCEs:

TYPE	NUMBER OF BCEs ISSUED	NUMBER OF BCE OUTSTAND ING AS OF JANUARY 1, 2026	NUMBER OF ISSUED BCEs	NUMBER OF LAPSED BCEs	NUMBER OF EXERCISE D BCEs	NUMBER OF BCEs OUTSTAND ING	NUMBER OF BCEs EXERCISA BLE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIONS ARE MET
			FOR THE THREE MONTHS ENDED MARCH 31, 2026			AS OF MARCH 31, 2026
Total BCEs	496,965	207,679	—	—	(2,540)	205,139	120,922	205,139
The following tables summarize the data relating to BSAs:

TYPE	Total NUMBER OF BSAs ISSUED	NUMBER OF BCE OUTSTAND ING AS OF JANUARY 1, 2026	NUMBER OF ISSUED BSAs		NUMBER OF LAPSED BSAs	NUMBER OF EXERCISE D BSAs	NUMBER OF BSAs OUTSTAND ING		NUMBER OF BSAs EXERCISA BLE		MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIONS ARE MET
			FOR THE THREE MONTHS ENDED MARCH 31, 2026				AS OF MARCH 31, 2026
Total BSAs	510,191	253,727	23,477	—	—	—	277,204	—	76,830	—	277,204
The following tables summarize the data relating to AGAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE	Total NUMBER OF AGAs ISSUED	NUMBER OF BCE OUTSTANDING AS OF JANUARY 1, 2026	NUMBER OF ISSUED AGAs	NUMBER OF LAPSED AGAs	NUMBER OF VESTED AGAs	NUMBER OF AGAs OUTSTANDING
				FOR THE THREE MONTHS ENDED MARCH 31, 2026			AS OF MARCH 31, 2026
	Total AGAs	11,171,743	8,395,678	460,845	(21,000)	(752,236)	8,083,287

Disclosure of main data and assumptions used for the measurement of other equity instruments	The fair value of the BSAs was determined at grant date using the Black Scholes model, with the following assumptions:

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE BSA	NUMBER OF BSAs	SUBSCRIPTI ON PRICE	STRIKE PRICE PER SHARE	RISK FREE RATE	EXPECTED MATURITY	VOLATILITY
BSA-2026-1	€99.63	[€77.7-€83.2]	23,477	€20.23	€99.63	3.77%	[5.5-7 years]	99.33%

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	MATURITY	VOLATILITY	RISK FREE RATE
AGA-2026-1	€95.50	€95.50	N/A	N/A	N/A
AGA-2026-2	€106.00	€106.00	N/A	N/A	N/A
AGA-2026-3	€106.00	€106.00	N/A	N/A	N/A

Disclosure of breakdown of the compensation expenses	Breakdown of the compensation expenses accounted for the three-month periods ended March 31, 2025 and 2026:

TYPE (in thousands of euros)	FOR THE THREE MONTHS ENDED MARCH 31, 2025		FOR THE THREE MONTHS ENDED MARCH 31, 2026
BCEs	—	—	—
BSAs	(65)	—	(149)
AGAs	(4,623)	—	(22,461)
Social taxes related to AGAs	(683)	—	1,209
Total	(5,372)	—	(21,401)